TANGIBLE FIXED ASSETS	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
TANGIBLE FIXED ASSETS

NOTE 6 – TANGIBLE FIXED ASSETS

USDm	2018	2017	2016
Vessels and capitalized dry-docking
Cost:
Balance as of 1 January	1,726.6	1,697.4	1,567.5
Additions	162.7	103.1	40.8
Disposals	-30.2	-14.3	-16.3
Transferred to/from other items	81.8	-	105.4
Transferred to assets held-for-sale	-54.6	-59.6	-
Balance as of 31 December	1,886.3	1,726.6	1,697.4

Depreciation:
Balance as of 1 January	264.8	180.0	75.5
Disposals	-30.2	-14.3	-15.9
Depreciation for the year	113.4	113.6	120.4
Transferred to assets held-for-sale	-20.4	-14.5	-
Balance as of 31 December	327.6	264.8	180.0

Impairment:
Balance as of 1 January	167.3	173.6	-
Impairment losses on tangible fixed assets	3.2	3.6	173.6
Transferred to assets held-for-sale	-8.4	-9.9	-
Balance as of 31 December	162.1	167.3	173.6
Carrying amount as of 31 December	1,396.6	1,294.5	1,343.8

Of which finance leases as of 31 December	26.5	28.6	12.4

Included in the carrying amount for "Vessels and capitalized dry-docking" are capitalized dry-docking costs in the amount of USD 67.5m (2017: USD 68.1m, 2016: USD 80.4m).

USDm	2018	2017	2016
Prepayments on vessels
Cost:
Balance as of 1 January	88.4	44.1	72.6
Additions	38.9	44.3	76.9
Transferred to/from other items	-81.8	-	-105.4
Balance as of 31 December	45.5	88.4	44.1

Carrying amount as of 31 December	45.5	88.4	44.1

USDm	2018	2017	2016
Other plant and operating equipment
Cost:
Balance as of 1 January	3.6	2.7	3.2
Additions	2.2	1.0	1.1
Disposals	-	-0.1	-1.6
Balance as of 31 December	5.8	3.6	2.7

Depreciation:
Balance as of 1 January	1.7	0.9	0.7
Disposals	-	-0.1	-1.6
Depreciations for the year	1.1	0.9	1.8
Balance as of 31 December	2.8	1.7	0.9

Carrying amount as of 31 December	3.0	1.9	1.8

Of which finance leases as of 31 December	-	-	-

For information of assets provided as collateral security, please refer to note 15. Please refer to note 7 for information on impairment testing.

The depreciation expense related to "Other plant and operating equipment" of USD 1.1m relates to "Administrative expense" (2017: USD 0.9m, 2016: USD 1.8m). Depreciations and impairment losses on tangible fixed assets on "Vessels and capitalized dry-docking" relate to operating expenses.